UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/22

Item 1. Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Your Fund’s Expenses
Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/21
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $960.38 $0.00 $1,025.21 $0.00 0.00%

Your Fund’s Expenses
Franklin International Core Equity (IU) Fund
2
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/21
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
a
Annualized
Expense
Ratio

$1,000 $976.59 $0.00 $1,025.21 $0.00 0.00%

Your Fund’s Expenses
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/21
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,027.23 $0.00 $1,025.21 $0.00 0.00%

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended
July 31, 2021
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.83 $10.57 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.16 0.28 0.33
Net realized and unrealized gains (losses) .................................... (0.63) 1.34 0.45
Total from investment operations ............................................. (0.47) 1.62 0.78
Less distributions from:
Net investment income ................................................... (0.20) (0.36) (0.21)
Net realized gains ...................................................... — — (—)
d
Total distributions ........................................................ (0.20) (0.36) (0.21)
Net asset value, end of period ............................................... $11.16 $11.83 $10.57
Total return
e
............................................................ (3.96)% 15.57% 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and expense reduction ............. 0.15% 0.14% 0.17%
Expenses net of waiver and payments by affiliates ................................ —% —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .............. —% —%
g
—%
Net investment income .................................................... 2.71% 2.41% 3.44%
Supplemental data
Net assets, end of period (000’s) ............................................. $123,456 $116,643 $138,590
Portfolio turnover rate ..................................................... 53.51% 108.13% 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), January 31, 2022
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Auto Components 0.2%
Balkrishna Industries Ltd. ............................... India 8,744 $ 275,825
Automobiles 1.0%
BYD Co. Ltd., H ...................................... China 18,500 547,183
Kia Corp. ........................................... South Korea 10,522 733,523
1,280,706
Banks 13.0%
Akbank TAS ......................................... Turkey 632,906 381,122
Al Rajhi Bank ........................................ Saudi Arabia 83,099 3,300,077
Banco Santander Brasil SA .............................. Brazil 22,500 139,281
Bank Central Asia Tbk . PT .............................. Indonesia 942,000 501,047
Bank of Beijing Co. Ltd., A ............................... China 291,100 206,210
Bank Polska Kasa Opieki SA ............................. Poland 5,654 188,406
BDO Unibank , Inc. .................................... Philippines 123,910 328,717
China Merchants Bank Co. Ltd., A ......................... China 33,900 263,995
Commercial Bank PSQC (The) ........................... Qatar 255,768 502,263
Hana Financial Group, Inc. .............................. South Korea 59,925 2,257,475
Huaxia Bank Co. Ltd., A ................................ China 177,100 157,423
ICICI Bank Ltd. ....................................... India 83,389 896,421
Industrial Bank Co. Ltd., A ............................... China 276,006 914,665
KB Financial Group, Inc. ................................ South Korea 30,731 1,522,748
a
Moneta Money Bank A/S, 144A, Reg S ..................... Czech Republic 28,206 121,692
b
OTP Bank Nyrt . ....................................... Hungary 7,167 415,693
Shinhan Financial Group Co. Ltd. ......................... South Korea 46,805 1,498,859
Taishin Financial Holding Co. Ltd. ......................... Taiwan 1,261,000 902,498
a
TCS Group Holding plc, GDR, Reg S ...................... Russia 2,199 158,516
Woori Financial Group, Inc. .............................. South Korea 116,656 1,434,889
16,091,997
Beverages 2.1%
Arca Continental SAB de CV ............................. Mexico 102,800 608,347
b
Chongqing Brewery Co. Ltd., A ........................... China 6,000 125,829
Cia Cervecerias Unidas SA .............................. Chile 33,900 280,954
a
Nongfu Spring Co. Ltd., H, 144A, Reg S .................... China 236,800 1,433,748
b
United Spirits Ltd. ..................................... India 11,547 134,952
2,583,830
Biotechnology 0.4%
a,b
3SBio, Inc., 144A, Reg S ................................ China 301,500 238,729
Chongqing Zhifei Biological Products Co. Ltd., A .............. China 14,300 240,523
479,252
Capital Markets 1.8%
a
China International Capital Corp. Ltd., H, 144A, Reg S ......... China 168,800 459,820
GF Securities Co. Ltd., A ................................ China 84,300 278,935
Guotai Junan Securities Co. Ltd., A ........................ China 106,500 297,559
Haitong Securities Co. Ltd., A ............................ China 134,800 244,733
Haitong Securities Co. Ltd., H ............................ China 634,400 570,913
b
Korea Investment Holdings Co. Ltd. ....................... South Korea 4,998 306,419
Samsung Securities Co. Ltd. ............................. South Korea 3,312 111,811
2,270,190
Chemicals 3.4%
Dongyue Group Ltd. ................................... China 376,000 460,197
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 14,600 220,203
Hoshine Silicon Industry Co. Ltd., A ........................ China 6,600 109,994
b
Kumho Petrochemical Co. Ltd. ........................... South Korea 3,424 424,992
a
PhosAgro PJSC, GDR, Reg S ............................ Russia 32,072 643,376

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Sahara International Petrochemical Co. ..................... Saudi Arabia 82,128 $ 950,014
b
Sasol Ltd. ........................................... South Africa 14,604 328,815
Satellite Chemical Co. Ltd., A ............................ China 23,100 154,030
Shandong Hualu Hengsheng Chemical Co. Ltd., A ............. China 30,640 147,860
Shanghai Putailai New Energy Technology Co. Ltd., A .......... China 10,300 233,238
Wanhua Chemical Group Co. Ltd., A ....................... China 38,600 557,634
4,230,353
Communications Equipment 0.2%
China Zhenhua Group Science & Technology Co. Ltd., A ........ China 7,800 139,420
Yealink Network Technology Corp. Ltd., A ................... China 12,100 148,944
288,364
Construction Materials 0.3%
ACC Ltd. ............................................ India 9,833 303,400
Consumer Finance 0.8%
360 DigiTech , Inc., ADR ................................ China 12,700 251,333
Krungthai Card PCL ................................... Thailand 205,500 374,205
Srisawad Corp. PCL ................................... Thailand 172,500 314,810
940,348
Containers & Packaging 0.3%
Yunnan Energy New Material Co. Ltd. ...................... China 7,700 309,890
Diversified Financial Services 0.3%
Far East Horizon Ltd. .................................. China 385,000 329,353
Diversified Telecommunication Services 0.2%
Hellenic Telecommunications Organization SA ................ Greece 11,024 214,296
Electric Utilities 0.5%
Inter RAO UES PJSC .................................. Russia 8,434,300 423,829
Manila Electric Co. .................................... Philippines 29,310 192,635
616,464
Electrical Equipment 1.3%
Contemporary Amperex Technology Co. Ltd., A ............... China 5,600 541,259
Havells India Ltd. ..................................... India 39,656 634,271
Suzhou Maxwell Technologies Co. Ltd., A ................... China 1,600 125,773
TBEA Co. Ltd., A ...................................... China 55,900 167,459
Xinjiang Goldwind Science & Technology Co. Ltd., H ........... China 82,400 143,656
1,612,418
Electronic Equipment, Instruments & Components 1.0%
Foxconn Industrial Internet Co. Ltd., A ...................... China 95,000 167,049
Kingboard Holdings Ltd. ................................ China 159,000 767,618
Sunny Optical Technology Group Co. Ltd. ................... China 11,900 307,233
1,241,900
Entertainment 1.0%
NetEase , Inc. ........................................ China 58,400 1,219,378
Food & Staples Retailing 0.1%
Wal-Mart de Mexico SAB de CV .......................... Mexico 37,900 128,934
Food Products 4.0%
a
China Feihe Ltd., 144A, Reg S ........................... China 419,000 581,061
a
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 465,000 268,761
Grupo Bimbo SAB de CV, A .............................. Mexico 307,400 963,013
JBS SA ............................................. United States 216,900 1,433,351

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Nestle Malaysia Bhd. .................................. Malaysia 16,300 $ 515,050
Uni -President China Holdings Ltd. ......................... China 291,000 275,036
Want Want China Holdings Ltd. ........................... China 973,000 954,639
4,990,911
Gas Utilities 0.6%
Adani Total Gas Ltd. ................................... India 15,780 385,370
Indraprastha Gas Ltd. .................................. India 66,617 352,740
738,110
Health Care Providers & Services 0.6%
Apollo Hospitals Enterprise Ltd. ........................... India 3,222 193,715
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 11,343 501,139
694,854
Hotels, Restaurants & Leisure 0.3%
Yum China Holdings, Inc. ............................... China 8,600 414,262
Industrial Conglomerates 0.2%
b
LG Corp. ............................................ South Korea 1,820 112,531
Turkiye Sise ve Cam Fabrikalari A/S ....................... Turkey 116,576 120,714
233,245
Insurance 5.8%
Cathay Financial Holding Co. Ltd. ......................... Taiwan 1,213,000 2,815,839
b
DB Insurance Co. Ltd. .................................. South Korea 9,857 493,650
Fubon Financial Holding Co. Ltd. .......................... Taiwan 954,400 2,635,765
PICC Property & Casualty Co. Ltd., H ...................... China 1,278,000 1,190,795
7,136,049
Interactive Media & Services 5.9%
b
Baidu, Inc., ADR ...................................... China 3,000 479,220
Hello Group, Inc., ADR ................................. China 37,800 367,794
a,b
Kuaishou Technology, 144A, Reg S ........................ China 14,100 161,176
Tencent Holdings Ltd. .................................. China 100,300 6,285,107
7,293,297
Internet & Direct Marketing Retail 4.5%
b
Alibaba Group Holding Ltd. .............................. China 220,700 3,459,200
b,c
JD.com, Inc., A ....................................... China 4,776 181,019
a,b
Meituan Dianping , B, 144A, Reg S ........................ China 49,000 1,461,902
Naspers Ltd., N ....................................... South Africa 2,135 345,165
b
Vipshop Holdings Ltd., ADR ............................. China 15,600 145,236
5,592,522
IT Services 6.0%
b
Chinasoft International Ltd. .............................. China 212,000 212,145
HCL Technologies Ltd. ................................. India 31,646 469,945
Infosys Ltd. .......................................... India 78,852 1,856,368
a
Larsen & Toubro Infotech Ltd., 144A, Reg S ................. India 1,980 167,680
Tata Consultancy Services Ltd. ........................... India 49,430 2,490,647
Tech Mahindra Ltd. .................................... India 52,698 1,052,601
Wipro Ltd. ........................................... India 155,630 1,202,351
7,451,737
Life Sciences Tools & Services 1.5%
Divi's Laboratories Ltd. ................................. India 7,763 421,809
a
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 40,440 580,049

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 80,000 $ 801,832
1,803,690
Marine 2.2%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 278,000 1,180,413
b
HMM Co. Ltd. ........................................ South Korea 21,724 404,386
Wan Hai Lines Ltd. .................................... Taiwan 81,900 449,315
b
Yang Ming Marine Transport Corp. ........................ Taiwan 176,000 652,405
2,686,519
Media 0.1%
Cheil Worldwide, Inc. .................................. South Korea 6,708 123,487
Metals & Mining 4.8%
China Hongqiao Group Ltd. .............................. China 528,000 596,610
China Northern Rare Earth Group High-Tech Co. Ltd., A ........ China 24,300 144,700
Impala Platinum Holdings Ltd. ............................ South Africa 18,819 290,169
MMC Norilsk Nickel PJSC ............................... Russia 3,482 977,692
Novolipetsk Steel PJSC ................................ Russia 356,400 985,713
POSCO ............................................ South Korea 5,221 1,167,695
Severstal PAO ....................................... Russia 39,035 761,516
Sibanye Stillwater Ltd. .................................. South Africa 38,395 143,132
Tata Steel Ltd. ........................................ India 35,196 519,308
Zijin Mining Group Co. Ltd., H ............................ China 208,000 270,031
5,856,566
Oil, Gas & Consumable Fuels 3.1%
Adaro Energy Tbk . PT .................................. Indonesia 783,300 122,651
Exxaro Resources Ltd. ................................. South Africa 50,567 546,407
MOL Hungarian Oil & Gas plc ............................ Hungary 89,992 784,419
Polski Koncern Naftowy ORLEN SA ....................... Poland 62,109 1,085,548
Reliance Industries Ltd. ................................. India 24,163 779,193
United Tractors Tbk . PT ................................ Indonesia 293,700 474,866
3,793,084
Personal Products 0.7%
Marico Ltd. .......................................... India 122,930 798,146
Pharmaceuticals 3.0%
Aspen Pharmacare Holdings Ltd. ......................... South Africa 54,790 737,714
China Medical System Holdings Ltd. ....................... China 307,000 514,087
CSPC Pharmaceutical Group Ltd. ......................... China 1,255,600 1,526,063
Kalbe Farma Tbk . PT .................................. Indonesia 2,587,100 295,011
Sino Biopharmaceutical Ltd. ............................. Hong Kong 945,000 651,731
3,724,606
Real Estate Management & Development 1.1%
Aldar Properties PJSC ................................. United Arab
Emirates 853,825 963,611
Land & Houses PCL ................................... Thailand 806,300 238,685
Powerlong Real Estate Holdings Ltd. ....................... China 338,000 188,666
1,390,962
Semiconductors & Semiconductor Equipment 10.0%
b
Daqo New Energy Corp., ADR ........................... China 13,800 553,656
Gigadevice Semiconductor Beijing, Inc., A ................... China 6,200 138,322
a,b
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 25,000 121,701
Ingenic Semiconductor Co. Ltd., A ......................... China 6,300 110,201
MediaTek , Inc. ....................................... Taiwan 13,000 516,758

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Novatek Microelectronics Corp. ........................... Taiwan 65,000 $ 1,144,011
Realtek Semiconductor Corp. ............................ Taiwan 25,000 485,388
SG Micro Corp., A ..................................... China 3,600 157,649
Silergy Corp. ......................................... China 2,000 270,543
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 374,000 8,654,471
Unigroup Guoxin Microelectronics Co. Ltd., A ................ China 3,600 122,951
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A ......... China 12,700 116,347
12,391,998
Specialty Retail 0.8%
JUMBO SA .......................................... Greece 8,301 123,482
Mr Price Group Ltd. .................................... South Africa 9,547 126,637
a
Topsports International Holdings Ltd., 144A, Reg S ............ China 365,000 329,804
Zhongsheng Group Holdings Ltd. ......................... China 50,000 384,111
964,034
Technology Hardware, Storage & Peripherals 4.9%
Lenovo Group Ltd. .................................... China 1,042,000 1,129,239
Samsung Electronics Co. Ltd. ............................ South Korea 78,169 4,861,174
5,990,413
Textiles, Apparel & Luxury Goods 3.2%
ANTA Sports Products Ltd. .............................. China 25,000 375,387
Bosideng International Holdings Ltd. ....................... China 836,000 407,502
Li Ning Co. Ltd. ....................................... China 214,000 2,088,239
Page Industries Ltd. ................................... India 1,276 729,297
Titan Co. Ltd. ........................................ India 11,836 377,641
3,978,066
Thrifts & Mortgage Finance 0.5%
Housing Development Finance Corp. Ltd. ................... India 19,266 657,782
Transportation Infrastructure 1.3%
b
Grupo Aeroportuario del Pacifico SAB de CV, B ............... Mexico 16,100 221,468
Grupo Aeroportuario del Sureste SAB de CV, B ............... Mexico 17,115 346,715
International Container Terminal Services, Inc. ................ Philippines 212,100 832,783
Westports Holdings Bhd. ................................ Malaysia 243,900 223,767
1,624,733
Wireless Telecommunication Services 2.4%
Advanced Info Service PCL .............................. Thailand 202,100 1,345,287
DiGi.Com Bhd. ....................................... Malaysia 343,000 311,842
Mobile TeleSystems PJSC, ADR .......................... Russia 31,800 242,952
b
MTN Group Ltd. ...................................... South Africa 72,281 909,122
Turkcell Iletisim Hizmetleri A/S ............................ Turkey 146,000 205,800
3,015,003
Total Common Stocks (Cost $104,582,394) .....................................
117,760,974
Preferred Stocks 3.6%
Banks 3.0%
d
Banco Bradesco SA, 4.47% ............................. Brazil 133,890 574,900
d
Itau Unibanco Holding SA, 3.45% ......................... Brazil 672,800 3,209,451
3,784,351

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Metals & Mining 0.6%
d
Gerdau SA, 11.03% ................................... Brazil 134,100 $ 703,085
Total Preferred Stocks (Cost $3,966,748) .......................................
4,487,436
Total Long Term Investments (Cost $108,549,142) ...............................
122,248,410
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a
Money Market Funds 0.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,172,307 1,172,307
Total Money Market Funds (Cost $1,172,307) ...................................
1,172,307
Total Short Term Investments (Cost $1,172,307 ) .................................
1,172,307
a
Total Investments (Cost $109,721,449) 99.9% ...................................
$123,420,717
Other Assets, less Liabilities 0.1% .............................................
34,831
Net Assets 100.0% ...........................................................
$123,455,548
See Abbreviations on page 39 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2022, the aggregate value of these securities was $7,529,847, representing 6.1% of net assets.
b
Non-income producing.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended
July 31, 2021
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $13.09 $10.31 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.18 0.35 0.25
Net realized and unrealized gains (losses) .................................... (0.49) 2.80 0.30
Total from investment operations ............................................. (0.31) 3.15 0.55
Less distributions from:
Net investment income ................................................... (0.26) (0.37) (0.24)
Net realized gains ...................................................... (0.57) — —
Total distributions ........................................................ (0.83) (0.37) (0.24)
Net asset value, end of period ............................................... $11.95 $13.09 $10.31
Total return
d
............................................................ (2.34)% 31.00% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ............. 0.03% 0.04% 0.08%
Expenses net of waiver and payments by affiliates ............................... —% —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .............. —% —%
f
—%
Net investment income .................................................... 2.81% 2.93% 2.57%
Supplemental data
Net assets, end of period (000’s) ............................................. $438,375 $360,375 $281,150
Portfolio turnover rate ..................................................... 37.48% 103.80% 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), January 31, 2022
Franklin International Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Air Freight & Logistics 2.3%
Deutsche Post AG ..................................... Germany 169,522 $ 10,202,845
Auto Components 0.1%
Bridgestone Corp. ..................................... Japan 10,800 472,966
Automobiles 1.4%
Bayerische Motoren Werke AG ........................... Germany 31,981 3,385,264
Toyota Motor Corp. .................................... Japan 109,100 2,156,256
Yamaha Motor Co. Ltd. ................................. Japan 27,600 657,282
6,198,802
Banks 10.8%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 826,655 5,278,356
Bank Leumi Le-Israel BM ............................... Israel 142,395 1,524,945
Barclays plc ......................................... United Kingdom 1,129,221 3,029,610
BNP Paribas SA ...................................... France 22,793 1,627,324
Commonwealth Bank of Australia ......................... Australia 66,624 4,442,511
DBS Group Holdings Ltd. ............................... Singapore 283,400 7,443,756
ING Groep NV ....................................... Netherlands 384,519 5,687,198
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 314,100 1,903,931
Raiffeisen Bank International AG .......................... Austria 50,334 1,414,876
Societe Generale SA ................................... France 202,034 7,500,234
Standard Chartered plc ................................. United Kingdom 78,150 569,169
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 187,200 6,743,419
47,165,329
Beverages 0.9%
a
Coca-Cola HBC AG, DI ................................. Russia 14,351 475,332
Pernod Ricard SA ..................................... France 16,910 3,617,361
4,092,693
Biotechnology 0.8%
CSL Ltd. ............................................ Australia 18,394 3,406,873
Building Products 4.0%
AGC, Inc. ........................................... Japan 78,100 3,584,586
Cie de Saint-Gobain ................................... France 82,696 5,596,328
Geberit AG .......................................... Switzerland 12,242 8,317,141
17,498,055
Capital Markets 5.2%
3i Group plc ......................................... United Kingdom 377,961 7,039,336
Partners Group Holding AG .............................. Switzerland 5,726 7,982,752
UBS Group AG ....................................... Switzerland 407,765 7,563,451
22,585,539
Chemicals 3.7%
BASF SE ........................................... Germany 14,010 1,073,106
b
Covestro AG, 144A, Reg S .............................. Germany 75,526 4,531,435
Mitsubishi Chemical Holdings Corp. ....................... Japan 154,000 1,208,057
Mitsui Chemicals, Inc. .................................. Japan 72,700 1,944,420
Nitto Denko Corp. ..................................... Japan 57,000 4,438,192
Sumitomo Chemical Co. Ltd. ............................. Japan 261,000 1,316,294
Tosoh Corp. ......................................... Japan 104,000 1,627,306
16,138,810
Construction Materials 0.2%
James Hardie Industries plc, CDI ......................... United States 20,026 673,884

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Financial Services 2.7%
EXOR NV ........................................... Netherlands 4,913 $ 411,996
Investor AB, B ........................................ Sweden 424,965 9,226,812
Sofina SA ........................................... Belgium 6,011 2,393,481
12,032,289
Diversified Telecommunication Services 4.5%
Deutsche Telekom AG .................................. Germany 206,340 3,895,836
Nippon Telegraph & Telephone Corp. ...................... Japan 325,000 9,301,168
Telefonica SA ........................................ Spain 1,397,581 6,515,500
19,712,504
Electric Utilities 1.2%
Electricite de France SA ................................ France 170,104 1,636,241
Red Electrica Corp. SA ................................. Spain 171,195 3,451,294
5,087,535
Electrical Equipment 1.1%
Mitsubishi Electric Corp. ................................ Japan 386,300 4,838,000
Electronic Equipment, Instruments & Components 0.5%
Keyence Corp. ....................................... Japan 3,300 1,692,718
Shimadzu Corp. ...................................... Japan 11,400 411,350
2,104,068
Entertainment 0.8%
Nintendo Co. Ltd. ..................................... Japan 6,900 3,381,434
Equity Real Estate Investment Trusts (REITs) 2.9%
Goodman Group ...................................... Australia 282,847 4,669,631
Segro plc ........................................... United Kingdom 465,423 8,205,605
12,875,236
Food & Staples Retailing 2.7%
Jeronimo Martins SGPS SA ............................. Portugal 61,145 1,469,509
Koninklijke Ahold Delhaize NV ............................ Netherlands 292,051 9,470,483
Lawson, Inc. ......................................... Japan 19,000 832,789
11,772,781
Food Products 1.5%
Nestle SA ........................................... Switzerland 50,958 6,580,278
Gas Utilities 1.3%
Osaka Gas Co. Ltd. ................................... Japan 149,300 2,539,165
Tokyo Gas Co. Ltd. .................................... Japan 155,500 3,139,953
5,679,118
Health Care Equipment & Supplies 3.7%
Alcon, Inc. ........................................... Switzerland 5,566 429,163
DiaSorin SpA ........................................ Italy 5,378 829,154
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 68,481 1,259,950
Hoya Corp. .......................................... Japan 45,700 5,926,101
Olympus Corp. ....................................... Japan 56,300 1,259,882
Smith & Nephew plc ................................... United Kingdom 26,936 458,117
Sonova Holding AG .................................... Switzerland 11,601 4,132,518
Straumann Holding AG ................................. Switzerland 1,278 2,117,640
16,412,525
Health Care Providers & Services 0.2%
Fresenius SE & Co. KGaA ............................... Germany 15,858 654,682

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. .................................. Australia 15,520 $ 417,899
1,072,581
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 8,400 322,965
Hotels, Restaurants & Leisure 0.8%
Aristocrat Leisure Ltd. .................................. Australia 58,513 1,695,921
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 38,486 1,593,601
3,289,522
Household Durables 1.8%
Barratt Developments plc ............................... United Kingdom 229,905 1,912,201
Iida Group Holdings Co. Ltd. ............................. Japan 58,000 1,206,721
Panasonic Corp. ...................................... Japan 40,400 444,803
Persimmon plc ....................................... United Kingdom 14,119 460,007
Sekisui House Ltd. .................................... Japan 158,900 3,219,480
Taylor Wimpey plc ..................................... United Kingdom 369,718 758,527
8,001,739
Industrial Conglomerates 0.7%
CK Hutchison Holdings Ltd. .............................. United Kingdom 239,000 1,698,672
Hitachi Ltd. .......................................... Japan 28,500 1,481,382
3,180,054
Insurance 1.5%
Assicurazioni Generali SpA .............................. Italy 178,789 3,762,905
Dai-ichi Life Holdings, Inc. ............................... Japan 22,000 495,230
NN Group NV ........................................ Netherlands 39,363 2,203,032
6,461,167
Interactive Media & Services 0.1%
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 57,533 521,363
Internet & Direct Marketing Retail 0.3%
ZOZO, Inc. .......................................... Japan 52,200 1,391,057
IT Services 0.9%
Fujitsu Ltd. .......................................... Japan 26,600 3,516,630
SCSK Corp. ......................................... Japan 24,400 412,901
3,929,531
Leisure Products 0.1%
Shimano, Inc. ........................................ Japan 1,600 358,803
Life Sciences Tools & Services 0.7%
Eurofins Scientific SE .................................. Luxembourg 9,013 905,012
Sartorius Stedim Biotech ................................ France 5,393 2,365,102
3,270,114
Machinery 1.8%
CNH Industrial NV ..................................... United Kingdom 84,013 1,280,648
a
Iveco Group NV ...................................... Italy 16,803 178,784
MISUMI Group, Inc. ................................... Japan 109,300 3,546,052
NGK Insulators Ltd. .................................... Japan 28,300 478,226
Techtronic Industries Co. Ltd. ............................ Hong Kong 137,000 2,260,543
7,744,253
Marine 2.4%
AP Moller - Maersk A/S, A ............................... Denmark 1,120 3,752,512

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine (continued)
AP Moller - Maersk A/S, B ............................... Denmark 1,082 $ 3,886,937
Nippon Yusen KK ..................................... Japan 12,900 1,011,319
SITC International Holdings Co. Ltd. ....................... China 517,000 1,970,612
10,621,380
Media 0.7%
CyberAgent , Inc. ...................................... Japan 139,100 1,622,006
Vivendi SE .......................................... France 102,649 1,345,372
2,967,378
Metals & Mining 2.4%
Anglo American plc .................................... South Africa 27,947 1,232,103
ArcelorMittal SA ...................................... Luxembourg 162,769 4,835,328
BHP Group Ltd. ...................................... Australia 17,330 547,038
BHP Group plc ....................................... Australia 237 7,481
BlueScope Steel Ltd. ................................... Australia 92,956 1,218,188
Evraz plc ........................................... Russia 198,597 1,349,243
Fortescue Metals Group Ltd. ............................. Australia 99,810 1,401,345
10,590,726
Multiline Retail 0.7%
Next plc ............................................ United Kingdom 31,609 3,220,627
Multi-Utilities 0.6%
E.ON SE ............................................ Germany 197,639 2,726,174
Oil, Gas & Consumable Fuels 4.2%
BP plc .............................................. United Kingdom 1,099,598 5,700,444
Equinor ASA ......................................... Norway 123,590 3,406,591
Lundin Energy AB ..................................... Sweden 81,448 3,312,318
TotalEnergies SE ..................................... France 103,641 5,894,325
18,313,678
Personal Products 3.6%
L'Oreal SA .......................................... France 25,979 11,097,832
Unilever plc .......................................... United Kingdom 95,041 4,874,063
15,971,895
Pharmaceuticals 6.5%
Astellas Pharma, Inc. .................................. Japan 75,300 1,215,438
Bayer AG ........................................... Germany 18,325 1,113,413
Ipsen SA ............................................ France 14,400 1,401,256
Novo Nordisk A/S, B ................................... Denmark 89,856 8,938,364
Orion OYJ, B ........................................ Finland 43,276 1,759,877
Otsuka Holdings Co. Ltd. ............................... Japan 51,100 1,743,472
Roche Holding AG .................................... Switzerland 23,549 9,112,957
Roche Holding AG, BR ................................. Switzerland 1,134 466,952
Sanofi .............................................. France 23,381 2,444,983
Sumitomo Dainippon Pharma Co. Ltd. ...................... Japan 37,900 412,530
28,609,242
Professional Services 2.8%
Adecco Group AG ..................................... Switzerland 49,316 2,348,954
Experian plc ......................................... United Kingdom 10,268 428,889
Persol Holdings Co. Ltd. ................................ Japan 35,800 924,246
Randstad NV ........................................ Netherlands 44,056 2,866,260
RELX plc ........................................... United Kingdom 67,354 2,071,913

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Wolters Kluwer NV .................................... Netherlands 35,338 $ 3,596,972
12,237,234
Real Estate Management & Development 1.2%
CK Asset Holdings Ltd. ................................. Hong Kong 230,500 1,538,701
LEG Immobilien SE .................................... Germany 29,108 3,861,775
5,400,476
Road & Rail 0.3%
Nippon Express Holdings, Inc. ............................ Japan 25,500 1,511,291
Semiconductors & Semiconductor Equipment 2.5%
ASML Holding NV ..................................... Netherlands 6,062 4,106,124
Disco Corp. .......................................... Japan 1,500 412,448
STMicroelectronics NV ................................. Singapore 8,803 413,961
Tokyo Electron Ltd. .................................... Japan 12,300 6,016,599
10,949,132
Software 0.7%
a
Check Point Software Technologies Ltd. .................... Israel 12,000 1,452,120
Oracle Corp. Japan .................................... Japan 15,200 1,136,867
Trend Micro, Inc. ...................................... Japan 8,200 435,050
3,024,037
Specialty Retail 1.1%
Kingfisher plc ........................................ United Kingdom 826,222 3,705,213
Yamada Holdings Co. Ltd. ............................... Japan 279,000 941,628
4,646,841
Technology Hardware, Storage & Peripherals 0.8%
Brother Industries Ltd. .................................. Japan 67,400 1,241,297
Canon, Inc. .......................................... Japan 91,800 2,171,231
3,412,528
Textiles, Apparel & Luxury Goods 0.9%
Burberry Group plc .................................... United Kingdom 21,540 546,468
Hermes International ................................... France 1,252 1,879,943
Pandora A/S ......................................... Denmark 13,628 1,481,995
3,908,406
Tobacco 0.4%
Imperial Brands plc .................................... United Kingdom 64,875 1,538,235
Trading Companies & Distributors 3.8%
Ferguson plc ......................................... United States 12,006 1,888,501
ITOCHU Corp. ....................................... Japan 15,400 494,769
Marubeni Corp. ....................................... Japan 588,700 6,057,953
Mitsubishi Corp. ...................................... Japan 247,700 8,410,384
16,851,607
Wireless Telecommunication Services 1.3%
KDDI Corp. .......................................... Japan 174,800 5,584,878
Total Common Stocks (Cost $393,094,521) .....................................
430,540,478
Preferred Stocks 0.7%
Automobiles 0.5%
c
Bayerische Motoren Werke AG, 2.49% ..................... Germany 22,283 1,928,680

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Health Care Equipment & Supplies 0.2%
c
Sartorius AG, 0.15% ................................... Germany 1,822 $ 983,744
Total Preferred Stocks (Cost $3,054,884) .......................................
2,912,424
Total Long Term Investments (Cost $396,149,405) ...............................
433,452,902
a
Short Term Investments 1.1%
a a
Country Shares
a
Value
a
Money Market Funds 1.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,774,687 4,774,687
Total Money Market Funds (Cost $4,774,687) ...................................
4,774,687
Total Short Term Investments (Cost $4,774,687 ) .................................
4,774,687
a
Total Investments (Cost $400,924,092) 100.0% ..................................
$438,227,589
Other Assets, less Liabilities 0.0%
†
............................................
147,776
Net Assets 100.0% ...........................................................
$438,375,365
See Abbreviations on page 39 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2022, the aggregate value of these securities was $6,646,399, representing 1.5% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended
July 31, 2021
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $14.99 $11.31 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.11 0.21 0.21
Net realized and unrealized gains (losses) .................................... 0.31 3.74 1.27
Total from investment operations ............................................. 0.42 3.95 1.48
Less distributions from:
Net investment income ................................................... (0.09) (0.20) (0.17)
Net realized gains ...................................................... (1.10) (0.07) —
Total distributions ........................................................ (1.19) (0.27) (0.17)
Net asset value, end of period ............................................... $14.22 $14.99 $11.31
Total return
d
............................................................ 2.72% 35.39% 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ............. 0.01% 0.01% 0.03%
Expenses net of waiver and payments by affiliates and expense reduction .............. —% —%
f
—%
f
Net investment income .................................................... 1.46% 1.60% 2.12%
Supplemental data
Net assets, end of period (000’s) ............................................. $1,363,398 $1,316,677 $722,523
Portfolio turnover rate ..................................................... 57.26% 98.39% 60.94%
a
For the period August 19, 2019 (commencement of operations) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), January 31, 2022
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 99.1%
Aerospace & Defense 0.8%
General Dynamics Corp. .............................................. 20,911 $ 4,435,223
Northrop Grumman Corp. ............................................. 9,086 3,360,911
Raytheon Technologies Corp. .......................................... 17,130 1,544,955
Textron, Inc. ....................................................... 19,579 1,332,547
10,673,636
Air Freight & Logistics 0.6%
United Parcel Service, Inc., B .......................................... 41,522 8,396,164
Automobiles 0.6%
a
Tesla, Inc. ......................................................... 9,229 8,644,989
a
Banks 0.6%
Citigroup, Inc. ...................................................... 21,762 1,417,141
JPMorgan Chase & Co. ............................................... 48,508 7,208,289
8,625,430
Beverages 1.5%
PepsiCo, Inc. ...................................................... 115,771 20,088,584
Biotechnology 4.2%
AbbVie, Inc. ....................................................... 57,422 7,860,497
Gilead Sciences, Inc. ................................................ 442,609 30,398,386
a
Moderna , Inc. ...................................................... 9,823 1,663,329
a
Regeneron Pharmaceuticals, Inc. ....................................... 24,656 15,005,395
a
Vertex Pharmaceuticals, Inc. ........................................... 7,416 1,802,459
56,730,066
Building Products 0.6%
A O Smith Corp. .................................................... 17,537 1,340,178
a
Builders FirstSource , Inc. ............................................. 46,482 3,160,311
Owens Corning ..................................................... 48,313 4,285,363
8,785,852
Capital Markets 7.7%
Bank of New York Mellon Corp. (The) .................................... 25,300 1,499,278
Blackstone, Inc. .................................................... 65,865 8,692,204
Carlyle Group, Inc. (The) .............................................. 79,288 4,047,652
Cboe Global Markets, Inc. ............................................. 10,751 1,274,316
Evercore , Inc., A .................................................... 19,056 2,378,570
FactSet Research Systems, Inc. ........................................ 2,958 1,247,950
Goldman Sachs Group, Inc. (The) ....................................... 76,826 27,248,646
Janus Henderson Group plc ........................................... 81,600 3,011,040
Jefferies Financial Group, Inc. .......................................... 105,072 3,849,838
Lazard Ltd., A ...................................................... 49,134 2,144,208
Moody's Corp. ...................................................... 3,548 1,216,964
MSCI, Inc. ......................................................... 10,507 5,633,013
S&P Global, Inc. .................................................... 64,376 26,730,203
SEI Investments Co. ................................................. 23,247 1,362,507
T Rowe Price Group, Inc. ............................................. 92,618 14,302,998
104,639,387
Chemicals 1.0%
Celanese Corp. ..................................................... 9,158 1,425,992
LyondellBasell Industries NV, A ......................................... 40,034 3,872,489
Mosaic Co. (The) ................................................... 61,981 2,476,141
Olin Corp. ......................................................... 72,363 3,666,633

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Westlake Chemical Corp. ............................................. 16,507 $ 1,628,416
13,069,671
Commercial Services & Supplies 0.7%
Cintas Corp. ....................................................... 3,283 1,285,393
Republic Services, Inc. ............................................... 61,239 7,817,771
9,103,164
Communications Equipment 0.1%
Cisco Systems, Inc. ................................................. 25,277 1,407,171
Consumer Finance 1.2%
Ally Financial, Inc. ................................................... 36,223 1,728,562
Capital One Financial Corp. ........................................... 73,043 10,717,599
SLM Corp. ........................................................ 139,651 2,561,199
Synchrony Financial ................................................. 30,949 1,318,118
16,325,478
Distributors 0.2%
Genuine Parts Co. .................................................. 10,822 1,441,815
LKQ Corp. ........................................................ 25,790 1,415,613
2,857,428
Diversified Financial Services 0.1%
a
Berkshire Hathaway, Inc., B ............................................ 5,010 1,568,230
a
Electric Utilities 0.5%
Exelon Corp. ....................................................... 40,719 2,359,666
NRG Energy, Inc. ................................................... 113,618 4,536,767
6,896,433
Electrical Equipment 2.2%
Emerson Electric Co. ................................................ 278,585 25,615,891
nVent Electric plc ................................................... 78,677 2,721,437
Rockwell Automation, Inc. ............................................. 4,123 1,192,454
29,529,782
Electronic Equipment, Instruments & Components 0.8%
a
Arrow Electronics, Inc. ............................................... 34,377 4,262,748
Jabil, Inc. ......................................................... 69,659 4,283,332
a
Keysight Technologies, Inc. ............................................ 7,671 1,295,018
Vontier Corp. ....................................................... 59,608 1,675,581
11,516,679
Entertainment 0.2%
Electronic Arts, Inc. .................................................. 11,159 1,480,353
a
Netflix, Inc. ........................................................ 2,159 922,195
2,402,548
Equity Real Estate Investment Trusts (REITs) 2.6%
Cousins Properties, Inc. .............................................. 36,712 1,415,615
Extra Space Storage, Inc. ............................................. 8,224 1,629,915
Public Storage ..................................................... 70,920 25,426,948
Simon Property Group, Inc. ............................................ 9,567 1,408,262
Weyerhaeuser Co. .................................................. 147,785 5,974,947
35,855,687

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Food & Staples Retailing 3.4%
Albertsons Cos., Inc., A ............................................... 70,804 $ 1,993,133
Costco Wholesale Corp. .............................................. 2,873 1,451,238
Kroger Co. (The) .................................................... 358,813 15,640,659
Walmart, Inc. ...................................................... 192,915 26,971,446
46,056,476
Food Products 2.1%
Archer-Daniels-Midland Co. ........................................... 129,908 9,743,100
Hershey Co. (The) .................................................. 31,041 6,117,250
Tyson Foods, Inc., A ................................................. 140,143 12,737,597
28,597,947
Gas Utilities 0.5%
National Fuel Gas Co. ................................................ 42,417 2,575,984
UGI Corp. ......................................................... 102,928 4,667,785
7,243,769
Health Care Equipment & Supplies 0.7%
a
Edwards Lifesciences Corp. ........................................... 12,918 1,410,646
a
Hologic , Inc. ....................................................... 19,103 1,341,795
a
IDEXX Laboratories, Inc. .............................................. 10,666 5,410,862
a
Quidel Corp. ....................................................... 17,554 1,814,381
9,977,684
Health Care Providers & Services 1.0%
a
Laboratory Corp. of America Holdings .................................... 22,899 6,213,873
Quest Diagnostics, Inc. ............................................... 59,650 8,053,943
14,267,816
Health Care Technology 1.0%
Cerner Corp. ....................................................... 143,891 13,122,859
Hotels, Restaurants & Leisure 2.1%
Choice Hotels International, Inc. ........................................ 9,657 1,384,814
Domino's Pizza, Inc. ................................................. 17,482 7,948,191
McDonald's Corp. ................................................... 22,684 5,885,364
Yum! Brands, Inc. ................................................... 104,934 13,134,589
28,352,958
Household Products 0.8%
Colgate-Palmolive Co. ............................................... 107,480 8,861,726
Procter & Gamble Co. (The) ........................................... 9,870 1,583,641
10,445,367
Insurance 1.5%
American Financial Group, Inc. ......................................... 31,323 4,080,760
Assured Guaranty Ltd. ............................................... 28,307 1,508,480
Chubb Ltd. ........................................................ 7,724 1,523,791
Fidelity National Financial, Inc. ......................................... 129,317 6,511,111
First American Financial Corp. .......................................... 50,327 3,749,865
Old Republic International Corp. ........................................ 136,828 3,506,902
20,880,909
Interactive Media & Services 9.4%
a
Alphabet, Inc., A .................................................... 17,332 46,901,605
a
Alphabet, Inc., C .................................................... 18,769 50,938,503

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Meta Platforms, Inc., A ............................................... 97,778 $ 30,629,936
128,470,044
Internet & Direct Marketing Retail 1.3%
a
Amazon.com, Inc. ................................................... 5,936 17,757,366
a
IT Services 3.4%
Accenture plc, A .................................................... 98,012 34,655,083
Amdocs Ltd. ....................................................... 47,334 3,592,177
Cognizant Technology Solutions Corp., A .................................. 18,168 1,551,911
a
Gartner, Inc. ....................................................... 20,425 6,002,703
45,801,874
Life Sciences Tools & Services 3.6%
Agilent Technologies, Inc. ............................................. 32,520 4,530,686
Danaher Corp. ..................................................... 32,552 9,303,036
a
Mettler -Toledo International, Inc. ........................................ 10,958 16,137,627
Thermo Fisher Scientific, Inc. .......................................... 15,305 8,896,797
a
Waters Corp. ...................................................... 29,864 9,560,064
West Pharmaceutical Services, Inc. ...................................... 3,131 1,231,172
49,659,382
Machinery 0.5%
Crane Co. ......................................................... 14,359 1,486,300
Snap-on, Inc. ...................................................... 24,768 5,157,936
6,644,236
Media 0.2%
Interpublic Group of Cos., Inc. (The) ..................................... 84,497 3,003,023
Metals & Mining 1.7%
Nucor Corp. ....................................................... 145,799 14,784,019
Steel Dynamics, Inc. ................................................. 93,648 5,199,337
United States Steel Corp. ............................................. 129,431 2,681,810
22,665,166
Multiline Retail 0.9%
Kohl's Corp. ....................................................... 71,405 4,263,593
Target Corp. ....................................................... 37,703 8,310,872
12,574,465
Multi-Utilities 1.1%
DTE Energy Co. .................................................... 88,046 10,603,380
MDU Resources Group, Inc. ........................................... 50,908 1,495,168
NiSource, Inc. ...................................................... 90,789 2,649,223
14,747,771
Oil, Gas & Consumable Fuels 3.9%
APA Corp. ......................................................... 176,450 5,859,904
Chevron Corp. ..................................................... 73,754 9,686,113
ConocoPhillips ..................................................... 66,434 5,887,381
Continental Resources, Inc. ........................................... 31,139 1,617,360
Coterra Energy, Inc. ................................................. 69,344 1,518,634
Devon Energy Corp. ................................................. 33,960 1,717,357
EOG Resources, Inc. ................................................ 162,417 18,106,247
Exxon Mobil Corp. ................................................... 80,544 6,118,122

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp. .................................................. 69,644 $ 2,448,683
52,959,801
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. ............................................... 21,212 1,409,325
Personal Products 0.2%
a
Herbalife Nutrition Ltd. ............................................... 51,242 2,178,297
a
Pharmaceuticals 2.8%
Johnson & Johnson ................................................. 53,964 9,297,457
Merck & Co., Inc. ................................................... 91,104 7,423,154
Organon & Co. ..................................................... 122,501 3,909,007
Pfizer, Inc. ......................................................... 329,578 17,365,465
37,995,083
Professional Services 0.5%
a
CACI International, Inc., A ............................................. 5,343 1,322,179
Robert Half International, Inc. .......................................... 53,340 6,041,288
7,363,467
Real Estate Management & Development 1.7%
a
CBRE Group, Inc., A ................................................. 161,045 16,320,300
a
Jones Lang LaSalle, Inc. .............................................. 25,167 6,311,632
22,631,932
Road & Rail 1.0%
AMERCO ......................................................... 4,284 2,608,742
JB Hunt Transport Services, Inc. ........................................ 7,251 1,396,108
Knight-Swift Transportation Holdings, Inc. ................................. 76,392 4,322,259
Landstar System, Inc. ................................................ 8,224 1,315,840
Old Dominion Freight Line, Inc. ......................................... 9,318 2,813,384
Ryder System, Inc. .................................................. 25,192 1,843,802
14,300,135
Semiconductors & Semiconductor Equipment 5.5%
Applied Materials, Inc. ................................................ 33,457 4,623,088
Broadcom, Inc. ..................................................... 2,636 1,544,380
Intel Corp. ......................................................... 264,643 12,919,871
Lam Research Corp. ................................................. 2,039 1,202,847
NVIDIA Corp. ...................................................... 17,746 4,345,285
QUALCOMM, Inc. ................................................... 113,942 20,026,446
Teradyne, Inc. ...................................................... 10,375 1,218,336
Texas Instruments, Inc. ............................................... 163,730 29,387,898
75,268,151
Software 12.0%
a
Adobe, Inc. ........................................................ 34,923 18,659,359
a
Cadence Design Systems, Inc. ......................................... 63,248 9,622,550
a
Fair Isaac Corp. .................................................... 3,926 1,943,331
Intuit, Inc. ......................................................... 46,439 25,784,326
a
Manhattan Associates, Inc. ............................................ 8,877 1,188,364
Microsoft Corp. ..................................................... 318,762 99,128,607
Oracle Corp. ....................................................... 70,570 5,727,461
a
Teradata Corp. ..................................................... 31,926 1,287,895
163,341,893

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 39 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail 2.5%
a
AutoNation, Inc. .................................................... 21,861 $ 2,382,849
a
AutoZone, Inc. ..................................................... 897 1,781,756
Best Buy Co., Inc. ................................................... 16,156 1,603,968
Dick's Sporting Goods, Inc. ............................................ 30,907 3,566,668
Foot Locker, Inc. .................................................... 32,547 1,454,200
Home Depot, Inc. (The) ............................................... 42,035 15,426,004
Lithia Motors, Inc., A ................................................. 8,437 2,464,701
a
O'Reilly Automotive, Inc. .............................................. 2,334 1,521,184
Penske Automotive Group, Inc. ......................................... 15,285 1,553,415
Williams-Sonoma, Inc. ............................................... 14,454 2,320,445
34,075,190
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. ........................................................ 400,830 70,057,067
HP, Inc. ........................................................... 321,011 11,790,734
81,847,801
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp. ............................................... 162,730 2,470,242
New York Community Bancorp, Inc. ...................................... 115,711 1,349,190
3,819,432
Tobacco 0.9%
Philip Morris International, Inc. ......................................... 120,926 12,437,239
Trading Companies & Distributors 0.2%
Fastenal Co. ....................................................... 23,427 1,327,843
WW Grainger, Inc. ................................................... 3,003 1,486,815
2,814,658
Wireless Telecommunication Services 0.1%
a
T-Mobile US, Inc. ................................................... 12,739 1,377,978
a
Total Common Stocks (Cost $1,112,589,145) ....................................
1,351,205,873
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 12,832,100 12,832,100
Total Money Market Funds (Cost $12,832,100) ..................................
12,832,100
Total Short Term Investments (Cost $12,832,100 ) ................................
12,832,100
a
Total Investments (Cost $1,125,421,245) 100 .0% ................................
$1,364,037,973
Other Assets, less Liabilities (0.0)%
†
..........................................
(639,929)
Net Assets 100.0% ...........................................................
$1,363,398,044
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
January 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $108,549,142 $396,149,405 $1,112,589,145
Cost - Non-controlled affiliates (Note 3 d ) ...................... 1,172,307 4,774,687 12,832,100
Value - Unaffiliated issuers ................................ $122,248,410 $433,452,902 $1,351,205,873
Value - Non-controlled affiliates (Note 3 d ) ..................... 1,172,307 4,774,687 12,832,100
Cash .................................................. 9 — 2,042
Foreign currency, at value (cost $52, $1,912 and $– respectively) ..... 52 1,920 —
Receivables:
Investment securities sold ................................. — 9,563 —
Capital shares sold ...................................... 1,926 5,124,170 42,499,999
Dividends ............................................. 320,854 879,816 783,239
European Union tax reclaims (Note 1 d ) ....................... — 107,946 —
Affiliates .............................................. 31,301 20,648 20,666
Total assets ........................................ 123,774,859 444,371,652 1,407,343,919
Liabilities:
Payables:
Investment securities purchased ............................ — 5,797,269 43,892,777
Capital shares redeemed ................................. — 124,171 —
Custody fees .......................................... 62,744 22,922 4,256
Reports to shareholders fees .............................. 4,845 6,519 10,409
Professional fees ....................................... 40,387 44,459 38,433
Trustees' fees and expenses ............................... 1,102 947 —
Deferred tax ............................................. 210,233 — —
Total liabilities ....................................... 319,311 5,996,287 43,945,875
Net assets, at value ............................... $123,455,548 $438,375,365 $1,363,398,044
Net assets consist of:
Paid-in capital ........................................... $113,663,513 $397,428,117 $1,104,777,896
Total distributable earnings (losses) ........................... 9,792,035 40,947,248 258,620,148
Net assets, at value ............................... $123,455,548 $438,375,365 $1,363,398,044
Shares outstanding ....................................... 11,061,258 36,675,008 95,905,077
Net asset value per share .................................. $11.16 $11.95 $14.22

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the period ended January 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $226,840, $382,637 and $–, respectively)
Unaffiliated issuers:
Paid in cash .......................................... $1,572,057 $4,541,223 $10,076,651
Non-cash dividends .................................... — 1,008,482 —
Non-controlled affiliates (Note 3 d ) ........................... 61 217 731
Other income
a,b
.......................................... 1,010 9,323 12,208
Total investment income ................................. 1,573,128 5,559,245 10,089,590
Expenses:
Custodian fees (Note 4 ) .................................... 34,746 12,402 2,416
Reports to shareholders fees ................................ 1,831 1,232 —
Registration and filing fees .................................. 414 379 440
Professional fees ......................................... 43,058 42,644 35,129
Trustees' fees and expenses ................................ 1,567 2,446 4,887
Pricing fees ............................................. 2,885 3,817 4,334
Other .................................................. 3,440 4,116 3,705
Total expenses ....................................... 87,941 67,036 50,911
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............ (87,941) (67,036) (50,911)
Net expenses ....................................... — — —
Net investment income .............................. 1,573,128 5,559,245 10,089,590
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $167,501, $– and $– respectively)
Unaffiliated issuers .................................... (2,236,877) 8,542,760 38,264,362
Foreign currency transactions .............................. 27,443 274,002 —
Net realized gain (loss) ................................ (2,209,434) 8,816,762 38,264,362
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (3,848,427) (24,514,817) (6,982,875)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (8,163) (19,269) —
Change in deferred taxes on unrealized appreciation ............. 233,138 — —
Net change in unrealized appreciation (depreciation) .......... (3,623,452) (24,534,086) (6,982,875)
Net realized and unrealized gain (loss) .......................... (5,832,886) (15,717,324) 31,281,487
Net increase (decrease) in net assets resulting from operations ........ $(4,259,758) $(10,158,079) $41,371,077
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).
b
For Franklin International Core Equity (IU) fund, it also includes income from EU reclaims (See Note 1d).

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Six Months Ended
January 31, 2022
(unaudited)
Year Ended
July 31, 2021
Six Months Ended
January 31, 2022
(unaudited)
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,573,128 $3,319,305 $5,559,245 $9,329,418
Net realized gain (loss) ............ (2,209,434) 12,103,612 8,816,762 24,003,767
Net change in unrealized appreciation
(depreciation) ................. (3,623,452) 5,860,767 (24,534,086) 50,825,451
Net increase (decrease) in net
assets resulting from operations . (4,259,758) 21,283,684 (10,158,079) 84,158,636
Distributions to shareholders ......... (2,009,369) (4,129,235) (26,015,545) (9,874,237)
Capital share transactions (Note 2 ) ..... 13,081,516 (39,101,774) 114,173,639 4,940,723
Net increase (decrease) in net
assets ..................... 6,812,389 (21,947,325) 78,000,015 79,225,122
Net assets:
Beginning of period ................ 116,643,159 138,590,484 360,375,350 281,150,228
End of period ..................... $123,455,548 $116,643,159 $438,375,365 $360,375,350

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Core Equity (IU) Fund
Six Months Ended
January 31, 2022
(unaudited)
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,089,590 $13,449,131
Net realized gain (loss) ................................................. 38,264,362 87,253,053
Net change in unrealized appreciation (depreciation) ........................... (6,982,875) 156,834,679
Net increase (decrease) in net assets resulting from operations ................ 41,371,077 257,536,863
Distributions to shareholders .............................................. (106,499,109) (17,301,985)
Capital share transactions (Note 2 ) .......................................... 111,848,971 353,919,187
Net increase (decrease) in net assets ................................... 46,720,939 594,154,065
Net assets:
Beginning of period ..................................................... 1,316,677,105 722,523,040
End of period .......................................................... $1,363,398,044 $1,316,677,105

Franklin Fund Allocator Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
The following summarizes the Funds’ significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At January 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2022
Shares sold ................................... 1,596,395 $17,971,388 8,501,502 $108,421,764
Shares issued in reinvestment of distributions .......... 179,690 2,009,369 2,153,845 26,015,545
Shares redeemed ............................... (576,208) (6,899,241) (1,521,327) (20,263,670)
Net increase (decrease) .......................... 1,199,877 $13,081,516 9,134,020 $114,173,639
Year ended July 31, 2021
Shares sold ................................... 427,047 $4,782,057 1,596,753 $20,522,251
Shares issued in reinvestment of distributions .......... 364,815 4,129,235 838,534 9,874,237
Shares redeemed ............................... (4,048,308) (48,013,066) (2,169,981) (25,455,765)
Net increase (decrease) .......................... (3,256,446) $(39,101,774) 265,306 $4,940,723
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2022
Shares sold ................................... 7,748,452 $113,105,336
Shares issued in reinvestment of distributions .......... 7,448,001 106,499,109
Shares redeemed ............................... (7,123,924) (107,755,474)
Net increase (decrease) .......................... 8,072,529 $111,848,971
Year ended July 31, 2021
Shares sold ................................... 27,745,453 $401,283,967
Shares issued in reinvestment of distributions .......... 1,368,212 17,301,985
Shares redeemed ............................... (5,164,118) (64,666,765)
Net increase (decrease) .......................... 23,949,547 $353,919,187
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended January 31,
2022, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 1,279,965 $ 22,058,369 $ (22,166,027) $ — $ — $ 1,172,307 1,172,307 $ 61
Total Affiliated Securities ... $1,279,965 $22,058,369 $(22,166,027) $— $— $1,172,307 $61
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 5,932,836 $ 112,627,997 $ (113,786,146) $ — $ — $ 4,774,687 4,774,687 $ 217
Total Affiliated Securities ... $5,932,836 $112,627,997 $(113,786,146) $— $— $4,774,687 $217
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 14,712,778 $ 155,567,254 $ (157,447,932) $ — $ — $ 12,832,100 12,832,100 $ 731
Total Affiliated Securities ... $14,712,778 $155,567,254 $(157,447,932) $— $— $12,832,100 $731
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended January 31, 2022, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At January 31, 2022, Franklin Fund Allocator Series owned a percentage of the Funds’ outstanding shares as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended January 31, 2022, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2021, the capital loss carryforwards were as follows:
Shares
Percentage of
Outstanding Shares
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Conservative Allocation Fund 1,293,777 11.7%
Franklin Moderate Allocation Fund 3,599,110 32.5%
Franklin Growth Allocation Fund 3,631,116 32.8%
Franklin International Core Equity (IU) Fund
Franklin Conservative Allocation Fund 5,134,403 14.0%
Franklin Moderate Allocation Fund 12,279,320 33.5%
Franklin Growth Allocation Fund 11,801,381 32.2%
Franklin U.S. Core Equity (IU) Fund
Franklin Conservative Allocation Fund 16,493,627 17.2%
Franklin Moderate Allocation Fund 36,150,230 37.7%
Franklin Growth Allocation Fund 27,432,020 28.6%
a
Investment activities of significant shareholders could have a material impact on the Fund.
Franklin
Emerging
Market Core
Equity (IU)
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 484,105
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
At January 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, corporate actions, and wash sales.
6. Investment Transactions
Purchases and sales of investments for the period ended January 31, 2022, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ....................... $110,587,742 $402,664,106 $1,126,313,599
Unrealized appreciation ..................... $20,762,597 $49,094,699 $260,548,751
Unrealized depreciation ..................... (7,929,622) (13,531,216) (22,824,377)
Net unrealized appreciation (depreciation) ....... $12,832,975 $35,563,483 $237,724,374
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $74,494,390 $238,922,539 $793,794,271
Sales .................................. $61,388,937 $143,222,024 $774,578,254
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of
Trustees.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ — $ 275,825 $ — $ 275,825
Automobiles .......................... — 1,280,706 — 1,280,706
Banks ............................... 763,236 15,328,761 — 16,091,997
Beverages ........................... 734,176 1,849,654 — 2,583,830
Biotechnology ......................... — 479,252 — 479,252
Capital Markets ........................ — 2,270,190 — 2,270,190
Chemicals ........................... — 4,230,353 — 4,230,353
Communications Equipment .............. 148,944 139,420 — 288,364
Construction Materials .................. — 303,400 — 303,400
Consumer Finance ..................... 251,333 689,015 — 940,348
Containers & Packaging ................. — 309,890 — 309,890
Diversified Financial Services ............. 329,353 — — 329,353
Diversified Telecommunication Services ..... — 214,296 — 214,296
Electric Utilities ........................ — 616,464 — 616,464
Electrical Equipment .................... — 1,612,418 — 1,612,418

Franklin Fund Allocator Series
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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ — $ 1,241,900 $ — $ 1,241,900
Entertainment ......................... — 1,219,378 — 1,219,378
Food & Staples Retailing ................. 128,934 — — 128,934
Food Products ........................ 2,396,364 2,594,547 — 4,990,911
Gas Utilities .......................... 385,370 352,740 — 738,110
Health Care Providers & Services .......... — 694,854 — 694,854
Hotels, Restaurants & Leisure ............. 414,262 — — 414,262
Industrial Conglomerates ................ 120,714 112,531 — 233,245
Insurance ............................ — 7,136,049 — 7,136,049
Interactive Media & Services .............. 847,014 6,446,283 — 7,293,297
Internet & Direct Marketing Retail .......... 145,236 5,447,286 — 5,592,522
IT Services ........................... — 7,451,737 — 7,451,737
Life Sciences Tools & Services ............ — 1,803,690 — 1,803,690
Marine .............................. — 2,686,519 — 2,686,519
Media ............................... — 123,487 — 123,487
Metals & Mining ....................... — 5,856,566 — 5,856,566
Oil, Gas & Consumable Fuels ............. 546,407 3,246,677 — 3,793,084
Personal Products ..................... — 798,146 — 798,146
Pharmaceuticals ....................... 1,032,725 2,691,881 — 3,724,606
Real Estate Management & Development .... — 1,390,962 — 1,390,962
Semiconductors & Semiconductor Equipment . 553,656 11,838,342 — 12,391,998
Specialty Retail ........................ 126,637 837,397 — 964,034
Technology Hardware, Storage & Peripherals . — 5,990,413 — 5,990,413
Textiles, Apparel & Luxury Goods .......... — 3,978,066 — 3,978,066
Thrifts & Mortgage Finance ............... — 657,782 — 657,782
Transportation Infrastructure .............. 791,950 832,783 — 1,624,733
Wireless Telecommunication Services ....... 242,952 2,772,051 — 3,015,003
Preferred Stocks ........................ 4,487,436 — — 4,487,436
Short Term Investments ................... 1,172,307 — — 1,172,307
Total Investments in Securities ........... $15,619,006 $107,801,711
a
$— $123,420,717
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... — 10,202,845 — 10,202,845
Auto Components ...................... — 472,966 — 472,966
Automobiles .......................... — 6,198,802 — 6,198,802
Banks ............................... — 47,165,329 — 47,165,329
Beverages ........................... — 4,092,693 — 4,092,693
Biotechnology ......................... — 3,406,873 — 3,406,873
Building Products ...................... — 17,498,055 — 17,498,055
Capital Markets ........................ — 22,585,539 — 22,585,539
Chemicals ........................... — 16,138,810 — 16,138,810
Construction Materials .................. — 673,884 — 673,884
Diversified Financial Services ............. — 12,032,289 — 12,032,289
Diversified Telecommunication Services ..... — 19,712,504 — 19,712,504
Electric Utilities ........................ — 5,087,535 — 5,087,535
Electrical Equipment .................... — 4,838,000 — 4,838,000
Electronic Equipment, Instruments &
Components ........................ — 2,104,068 — 2,104,068
Entertainment ......................... — 3,381,434 — 3,381,434
Equity Real Estate Investment Trusts (REITs) . — 12,875,236 — 12,875,236
10. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Food & Staples Retailing ................. $ — $ 11,772,781 $ — $ 11,772,781
Food Products ........................ — 6,580,278 — 6,580,278
Gas Utilities .......................... — 5,679,118 — 5,679,118
Health Care Equipment & Supplies ......... — 16,412,525 — 16,412,525
Health Care Providers & Services .......... — 1,072,581 — 1,072,581
Health Care Technology ................. — 322,965 — 322,965
Hotels, Restaurants & Leisure ............. — 3,289,522 — 3,289,522
Household Durables .................... — 8,001,739 — 8,001,739
Industrial Conglomerates ................ — 3,180,054 — 3,180,054
Insurance ............................ — 6,461,167 — 6,461,167
Interactive Media & Services .............. — 521,363 — 521,363
Internet & Direct Marketing Retail .......... — 1,391,057 — 1,391,057
IT Services ........................... — 3,929,531 — 3,929,531
Leisure Products ....................... — 358,803 — 358,803
Life Sciences Tools & Services ............ — 3,270,114 — 3,270,114
Machinery ............................ 178,784 7,565,469 — 7,744,253
Marine .............................. — 10,621,380 — 10,621,380
Media ............................... — 2,967,378 — 2,967,378
Metals & Mining ....................... 554,519 10,036,207 — 10,590,726
Multiline Retail ........................ — 3,220,627 — 3,220,627
Multi-Utilities .......................... — 2,726,174 — 2,726,174
Oil, Gas & Consumable Fuels ............. — 18,313,678 — 18,313,678
Personal Products ..................... — 15,971,895 — 15,971,895
Pharmaceuticals ....................... — 28,609,242 — 28,609,242
Professional Services ................... — 12,237,234 — 12,237,234
Real Estate Management & Development .... — 5,400,476 — 5,400,476
Road & Rail .......................... — 1,511,291 — 1,511,291
Semiconductors & Semiconductor Equipment . — 10,949,132 — 10,949,132
Software ............................. 1,452,120 1,571,917 — 3,024,037
Specialty Retail ........................ — 4,646,841 — 4,646,841
Technology Hardware, Storage & Peripherals . — 3,412,528 — 3,412,528
Textiles, Apparel & Luxury Goods .......... — 3,908,406 — 3,908,406
Tobacco ............................. — 1,538,235 — 1,538,235
Trading Companies & Distributors .......... — 16,851,607 — 16,851,607
Wireless Telecommunication Services ....... — 5,584,878 — 5,584,878
Preferred Stocks ........................ — 2,912,424 — 2,912,424
Short Term Investments ................... 4,774,687 — — 4,774,687
Total Investments in Securities ........... $6,960,110 $431,267,479
b
$— $438,227,589
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
c
Common Stocks ........................ 1,351,205,873 — — 1,351,205,873
Short Term Investments ................... 12,832,100 — — 12,832,100
Total Investments in Securities ........... $1,364,037,973 $— $— $1,364,037,973
a
Includes foreign securities valued at $107,801,711, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $431,267,479, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
For detailed categories, see the accompanying Statement of Investments.
10. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
CDI CREST Depository Interest
GDR Global Depositary Receipt

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.
N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date March 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date March 29, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date March 29, 2022